Document and Entity Information	Oct. 18, 2024
Cover [Abstract]
Entity Registrant Name	GENWORTH FINANCIAL INC
Amendment Flag	true
Entity Central Index Key	0001276520
Current Fiscal Year End Date	--12-31
Document Type	8-K/A
Document Period End Date	Oct. 18, 2024
Entity Incorporation State Country Code	DE
Entity File Number	001-32195
Entity Tax Identification Number	80-0873306
Entity Address, Address Line One	11011 West Broad Street
Entity Address, City or Town	Glen Allen
Entity Address, State or Province	VA
Entity Address, Postal Zip Code	23060
City Area Code	(804)
Local Phone Number	281-6000
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, par value $.001 per share
Trading Symbol	GNW
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Amendment Description	Genworth Financial, Inc. (the “Company”) is filing this Current Report on Form 8-K/A to correct certain clerical errors in the Company’s Amended and Restated Bylaws filed as Exhibit 3.1 to the Current Report on Form 8-K filed by the Company on October 18, 2024 (the “Original 8-K”). The correct Amended and Restated Bylaws of the Company are filed as Exhibit 3.1 hereto and supersede and replace in their entirety the Amended and Restated Bylaws of the Company filed as Exhibit 3.1 to the Original 8-K. Except as stated in this Explanatory Note, no other changes have been made to the Original 8-K.